Williams Capital Government Money Market Fund | Prospectus One
FUND SUMMARY WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND SUMMARY
Investment Objective
Williams Capital Government Money Market Fund (the “Government Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Government Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Williams Capital Government Money Market Fund Institutional Shares	Williams Capital Government Money Market Fund Prospectus One
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Williams Capital Government Money Market Fund Institutional Shares		Williams Capital Government Money Market Fund Prospectus One
Management Fees		0.12%
Distribution and /or Service (12b-1) Fees		none
Other Expenses		0.06%
Total Annual Fund Operating Expenses		0.18%
Fee Waiver and/or Expense Reimbursement
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.18%
[1]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Government Fund level operating expenses (Management Fees and Other Expenses) of the Institutional Shares at 0.20% (on an annualized basis) of the Institutional Shares' average daily net assets. The Adviser's contractual agreement to cap the Government Fund level operating expenses of the Institutional Shares will expire on March 1, 2012. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Government Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Williams Capital Government Money Market Fund Institutional Shares (USD $)	1 year	3 years	5 years	10 years
Williams Capital Government Money Market Fund Prospectus One	18	58	101	230

Principal Investment Strategies of the Fund
The Government Fund invests in cash, U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA, and repurchase agreements collateralized by cash, U.S. Treasury obligations, and/or senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA.
Principal Risks of Investing in the Fund

The prices of money market securities owned by the Government Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

An investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Government Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Government Fund.

Performance Information
The following bar chart and table demonstrate the risks of investing in the Government Fund by showing changes in the performance of the Government Fund’s Institutional Shares from year to year. The table includes all applicable fees. In June 2008, the Government Fund changed its investment strategy from investing in high-grade money market instruments generally to its current strategy. As a result, the performance for most of the periods indicated below is reflective of the Government Fund’s prior investment strategy. If the Adviser had not agreed to cap the Government Fund level operating expenses during these periods, returns would have been less than those shown. Past performance is not an indication of future performance.

	Institutional Shares
Best Quarter	3Q ‘07	1.33%
Worst Quarter	1Q ‘10	0.00%

Average Annual Total Returns - Williams Capital Government Money Market Fund Institutional Shares	Average Annual Return Caption	Average Annual Return Column Name	One Year	Five Years	Since Inception	Inception Date
Williams Capital Government Money Market Fund Prospectus One	Average Annual Total Returns For the periods ending 12/31/10	Government Fund	0.04%	2.53%	2.26%	Jan 15, 2003

As of December 31, 2010, the Institutional Shares 7-day yield was 0.04%. Current yield information for the Institutional Shares is available toll-free by calling (866) WCM-FUND or (212) 461-6500.

Williams Capital Government Money Market Fund | Prospectus Two
FUND SUMMARY WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND SUMMARY
Investment Objective
Williams Capital Government Money Market Fund (the “Government Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Government Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Williams Capital Government Money Market Fund Service Shares	Williams Capital Government Money Market Fund Prospectus Two
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Williams Capital Government Money Market Fund Service Shares		Williams Capital Government Money Market Fund Prospectus Two
Management Fees		0.12%
Distribution and /or Service (12b-1) Fees	[1]	0.30%
Other Expenses	[2]	0.38%
Shareholder Servicing Fee	[3]	0.25%
Other		0.13%
Total Annual Fund Operating Expenses		0.80%
Fee Waiver and/or Expense Reimbursement	[4]	(0.60%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[4]	0.20%
[1]	The Government Fund's Distribution Plan pursuant to Rule 12b-1 (the "Distribution Plan") provides for payments at an annual rate of up to 0.30% of the Service Shares' average daily net assets. Until March 1, 2012, the Board of Trustees of the Trust has agreed not to impose on the Government Fund fees payable under the Distribution Plan.
[2]	Other Expense are based on estimated amounts for the current fiscal year.
[3]	The Government Fund's Shareholder Servicing Plan (the "Service Plan") provides for payments at an annual rate of up to 0.25% of the Service Shares' average daily net assets. Until March 1, 2012, the Board of Trustees of the Trust has agreed not to impose on the Government Fund fees payable under the Service Plan.
[4]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Government Fund level operating expenses (Management Fees and Other Expenses) of the Service Shares at 0.20% (on an annualized basis) of the Service Shares' average daily net assets. The Adviser's contractual agreement to cap the Government Fund level operating expenses of the Service Shares will expire on March 1, 2012. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Service Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Williams Capital Government Money Market Fund Service Shares (USD $)	1 year	3 years	5 years	10 years
Williams Capital Government Money Market Fund Prospectus Two	20	195	385	934

Principal Investment Strategies of the Fund
The Government Fund invests in cash, U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA, and repurchase agreements collateralized by cash, U.S. Treasury obligations, and/or senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA.
Principal Risks of Investing in the Fund

The prices of money market securities owned by the Government Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

An investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Government Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Government Fund.

Performance Information

The Service Shares have not yet commenced operations and therefore do not have a performance history. The chart and table reflect the performance of the Government Fund’s Institutional Shares. The Service Shares may have lower annual returns because the Service Shares’ expenses are higher.

The following bar chart and table demonstrate the risks of investing in the Government Fund by showing changes in the performance of the Government Fund from year to year. The table includes all applicable fees. In June 2008, the Government Fund changed its investment strategy from investing in high-grade money market instruments generally to its current strategy. As a result, the performance for most of the periods indicated below is reflective of the Government Fund’s prior investment strategy. If the Adviser had not agreed to cap the Government Fund level operating expenses during these periods, returns would have been less than those shown. Past performance is not an indication of future performance.

INSTITUTIONAL SHARES

	Institutional Shares
Best Quarter	3Q ‘07	1.33%
Worst Quarter	1Q ‘10	0.00%

Average Annual Total Returns - Williams Capital Government Money Market Fund Service Shares	Average Annual Return Caption	Average Annual Return Column Name	One Year	Three Year	Since Inception	Inception Date
Williams Capital Government Money Market Fund Prospectus Two	Average Annual Total Returns For the periods ending 12/31/10	Government Fund	0.04%	2.53%	2.26%	Jan 15, 2003

As of December 31, 2010, the Institutional Shares 7-day yield was 0.04%. Current yield information for the Institutional Shares is available toll-free by calling (866) WCM-FUND or (212) 461-6500.

Williams Capital U.S. Treasury Fund | Prospectus Three
WILLIAMS CAPITAL U.S. TREASURY FUND SUMMARY
Investment Objective
Williams Capital U.S. Treasury Fund (the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Williams Capital U.S. Treasury Fund Institutional Shares	Williams Capital U.S. Treasury Fund Prospectus Three
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Williams Capital U.S. Treasury Fund Institutional Shares		Williams Capital U.S. Treasury Fund Prospectus Three
Management Fees		0.10%
Distribution and /or Service (12b-1) Fees		none
Other Expenses	[1]	0.13%
Total Annual Fund Operating Expenses		0.23%
Fee Waiver and/or Expense Reimbursement	[2]	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.20%
[1]	Other Expense are based on estimated amounts for the current fiscal year.
[2]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Fund level operating expenses (Management Fees and Other Expenses) of the Institutional Shares at 0.20% (on an annualized basis) of the Institutional Shares' average daily net assets. The Adviser's contractual agreement to cap the Fund level operating expenses of the Institutional Shares will expire on March 1, 2012. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Williams Capital U.S. Treasury Fund Institutional Shares (USD $)	1 year	3 years
Williams Capital U.S. Treasury Fund Prospectus Three	20	71

Principal Investment Strategies of the Fund
The Fund invests in direct obligations of the U.S. Treasury and obligations on which the prompt payment of the principal and interest is unconditionally guaranteed by the United States of America.
Principal Risks of Investing in the Fund

The prices of money market securities owned by the Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information
The Fund has not yet commenced operations, therefore no performance information is available.

Williams Capital Treasury Inflation Protected Fund | Prospectus Four
Williams Capital Treasury Inflation Protected Fund
Investment Objective
The Williams Capital Treasury Inflation Protected Fund (the “Fund”), a series of the Williams Capital Management Trust (the “Trust”), seeks to provide a long-term rate of return and inflation protection.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Williams Capital Treasury Inflation Protected Fund Institutional Shares	Williams Capital Treasury Inflation Protected Fund Prospectus Four
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Williams Capital Treasury Inflation Protected Fund Institutional Shares		Williams Capital Treasury Inflation Protected Fund Prospectus Four
Management Fees		0.25%
Distribution and /or Service (12b-1) Fees		none
Other Expenses	[1]	0.28%
Total Annual Fund Operating Expenses		0.53%
Fee Waiver and/or Expense Reimbursement	[2]	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.50%
[1]	Other Expenses are estimated.
[2]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Fund level operating expenses (Management Fees and Other Expenses) of the Institutional Shares at 0.50% (on an annualized basis) of the Institutional Shares' average daily net assets. The Adviser's contractual agreement to cap the Fund level operating expenses of the Institutional Shares will expire on March 1, 2012. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Williams Capital Treasury Inflation Protected Fund Institutional Shares (USD $)	1 year	3 years
Williams Capital Treasury Inflation Protected Fund Prospectus Four	51	167

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective primarily through investment in inflation-indexed bonds. Under normal circumstances, the Fund invests at least 80% of its assets in securities issued by the U.S. Treasury whose returns are designed to track a specified inflation index, the Consumer Price Index for All Urban Consumers (“CPI”), over the life of the security. The Fund can also invest, under normal circumstances, up to 20% of its assets in (i) other inflation-indexed bonds issued or guaranteed by the U.S. Government, its agencies and instrumentalities and (ii) cash and short-term obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities.
Principal Risks of Investing in the Fund

The Fund is subject to inflation-indexed security risk, interest rate risk, income fluctuation risk and management risk.

There are several risks associated with inflation-indexed securities, including the risk that interest payments on such securities can be unpredictable. Additionally, the inflation-indexed bonds are designed to track the CPI, which may or may not accurately track inflation over a given period. There is two-month lag between the time that inflation occurs in the economy and the time such inflation is factored into valuations of inflation-indexed securities. This is due to the time required to measure and calculate the CPI and for the U.S. Treasury to adjust the inflation accrual schedules for an inflation-indexed security. The Fund invests a significant percentage of its portfolio in inflation-indexed bonds issued by the U.S. Treasury. A shortage of availability of such securities will affect the Fund’s ability to meet its investment objectives.

The Fund may also be required to liquidate certain investments when it is not advantageous to do so. The Fund is required to make distributions of a certain percentage of its income to avoid adverse tax consequences. This income includes both interest payments and principal adjustments to the inflation-indexed securities held in the Fund’s portfolio. Because principal adjustments are not paid in cash at the time they are made, the investment in inflation-adjusted securities thus results in a mismatch of cash flow and required distributions that may compel the Fund to sell securities or temporarily borrow funds in order to make required distributions. These strategies could affect the Fund’s return.

Interest rate risk is the risk that a rise in interest rates will adversely affect bond prices and, accordingly, the Fund’s share price. The longer the effective maturity and duration of the Fund’s portfolio, the more the Fund’s share price is likely to react to interest rates. Income fluctuation risk is the risk that the Fund’s periodic distributions are likely to fluctuate more than income distributions of a typical bond fund. The Fund is actively managed, therefore, there is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

As with any mutual fund, you can lose money by investing in the Fund.

Performance Information
The Fund has not yet commenced operations, therefore no performance information is available. After the first full calendar year, a risk/return chart and table will be provided.

Label	Element	12 Months Ended
Value
Risk Return	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	WILLIAMS CAPITAL MANAGEMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001180852
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Williams Capital Government Money Market Fund | Prospectus One
Risk Return	rr_RiskReturnAbstract
Risk Return Heading	rr_RiskReturnHeading	FUND SUMMARY WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND SUMMARY
Objective Heading	rr_ObjectiveHeading	Investment Objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Williams Capital Government Money Market Fund (the “Government Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.
Fees and Expenses of the Fund	wcmt1180852_FundFeesAndExpensesAbstract
Expense Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Government Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and /or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.18%	[1]
Example:	rr_ExpenseExampleAbstract
Expense Example Heading	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Government Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 year	rr_ExpenseExampleYear01	18
3 years	rr_ExpenseExampleYear03	58
5 years	rr_ExpenseExampleYear05	101
10 years	rr_ExpenseExampleYear10	230
Portfolio Turnover	wcmt1180852_PortfolioTurnoverAltAbstract
Strategy Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Government Fund invests in cash, U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA, and repurchase agreements collateralized by cash, U.S. Treasury obligations, and/or senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA.
Risk Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The prices of money market securities owned by the Government Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

An investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Government Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Government Fund.

Risk Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Government Fund.
Performance	wcmt1180852_FundPastPerformanceAbstract
Bar Chart And Performance Table Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table demonstrate the risks of investing in the Government Fund by showing changes in the performance of the Government Fund’s Institutional Shares from year to year. The table includes all applicable fees. In June 2008, the Government Fund changed its investment strategy from investing in high-grade money market instruments generally to its current strategy. As a result, the performance for most of the periods indicated below is reflective of the Government Fund’s prior investment strategy. If the Adviser had not agreed to cap the Government Fund level operating expenses during these periods, returns would have been less than those shown. Past performance is not an indication of future performance.
Performance Information Illustrates Variability Of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table demonstrate the risks of investing in the Government Fund by showing changes in the performance of the Government Fund’s Institutional Shares from year to year.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees.
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	0.97%
2004	rr_AnnualReturn2004	2.24%
2005	rr_AnnualReturn2005	3.09%
2006	rr_AnnualReturn2006	4.97%
2007	rr_AnnualReturn2007	5.26%
2008	rr_AnnualReturn2008	2.35%
2009	rr_AnnualReturn2009	0.16%
2010	rr_AnnualReturn2010	0.04%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Institutional Shares
Best Quarter	3Q ‘07	1.33%
Worst Quarter	1Q ‘10	0.00%

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Bar Chart Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Bar Chart Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Average Annual Return Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ending 12/31/10
Average Annual Return Column Name	rr_AverageAnnualReturnColumnName	Government Fund
One Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	2.53%
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 15, 2003
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	As of December 31, 2010, the Institutional Shares 7-day yield was 0.04%. Current yield information for the Institutional Shares is available toll-free by calling (866) WCM-FUND or (212) 461-6500.
Money Market Seven Day Yield Column Name	rr_MoneyMarketSevenDayYieldColumnName	As of December 31, 2010, the Institutional Shares 7-day yield was
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.04%
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	Current yield information for the Institutional Shares is available toll-free by calling (866) WCM-FUND or (212) 461-6500.
Williams Capital Government Money Market Fund | Prospectus Two
Risk Return	rr_RiskReturnAbstract
Risk Return Heading	rr_RiskReturnHeading	FUND SUMMARY WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND SUMMARY
Objective Heading	rr_ObjectiveHeading	Investment Objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Williams Capital Government Money Market Fund (the “Government Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.
Fees and Expenses of the Fund	wcmt1180852_FundFeesAndExpensesAbstract
Expense Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Government Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and /or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[3]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[4]
Other	rr_Component2OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[5]
Example:	rr_ExpenseExampleAbstract
Expense Example Heading	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Service Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 year	rr_ExpenseExampleYear01	20
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	385
10 years	rr_ExpenseExampleYear10	934
Portfolio Turnover	wcmt1180852_PortfolioTurnoverAltAbstract
Strategy Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Government Fund invests in cash, U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA, and repurchase agreements collateralized by cash, U.S. Treasury obligations, and/or senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA.
Risk Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The prices of money market securities owned by the Government Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

An investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Government Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Government Fund.

Risk Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Government Fund.
Performance	wcmt1180852_FundPastPerformanceAbstract
Bar Chart And Performance Table Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Service Shares have not yet commenced operations and therefore do not have a performance history. The chart and table reflect the performance of the Government Fund’s Institutional Shares. The Service Shares may have lower annual returns because the Service Shares’ expenses are higher.

The following bar chart and table demonstrate the risks of investing in the Government Fund by showing changes in the performance of the Government Fund from year to year. The table includes all applicable fees. In June 2008, the Government Fund changed its investment strategy from investing in high-grade money market instruments generally to its current strategy. As a result, the performance for most of the periods indicated below is reflective of the Government Fund’s prior investment strategy. If the Adviser had not agreed to cap the Government Fund level operating expenses during these periods, returns would have been less than those shown. Past performance is not an indication of future performance.

Performance One Year Or Less	rr_PerformanceOneYearOrLess	The Service Shares have not yet commenced operations and therefore do not have a performance history. The chart and table reflect the performance of the Government Fund’s Institutional Shares. The Service Shares may have lower annual returns because the Service Shares’ expenses are higher.
Performance Information Illustrates Variability Of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table demonstrate the risks of investing in the Government Fund by showing changes in the performance of the Government Fund from year to year.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees.
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	INSTITUTIONAL SHARES
2003	rr_AnnualReturn2003	0.97%
2004	rr_AnnualReturn2004	2.24%
2005	rr_AnnualReturn2005	3.09%
2006	rr_AnnualReturn2006	4.97%
2007	rr_AnnualReturn2007	5.26%
2008	rr_AnnualReturn2008	2.35%
2009	rr_AnnualReturn2009	0.16%
2010	rr_AnnualReturn2010	0.04%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Institutional Shares
Best Quarter	3Q ‘07	1.33%
Worst Quarter	1Q ‘10	0.00%

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Bar Chart Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Bar Chart Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Average Annual Return Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ending 12/31/10
Average Annual Return Column Name	rr_AverageAnnualReturnColumnName	Government Fund
One Year	rr_AverageAnnualReturnYear01	0.04%
Three Year	wcmt1180852_AverageAnnualReturnYear03	2.53%
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 15, 2003
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	As of December 31, 2010, the Institutional Shares 7-day yield was 0.04%. Current yield information for the Institutional Shares is available toll-free by calling (866) WCM-FUND or (212) 461-6500.
Money Market Seven Day Yield Column Name	rr_MoneyMarketSevenDayYieldColumnName	As of December 31, 2010, the Institutional Shares 7-day yield was
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.04%
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	Current yield information for the Institutional Shares is available toll-free by calling (866) WCM-FUND or (212) 461-6500.
Williams Capital U.S. Treasury Fund | Prospectus Three
Risk Return	rr_RiskReturnAbstract
Risk Return Heading	rr_RiskReturnHeading	WILLIAMS CAPITAL U.S. TREASURY FUND SUMMARY
Objective Heading	rr_ObjectiveHeading	Investment Objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Williams Capital U.S. Treasury Fund (the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.
Fees and Expenses of the Fund	wcmt1180852_FundFeesAndExpensesAbstract
Expense Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and /or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[6]
Example:	rr_ExpenseExampleAbstract
Expense Example Heading	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 year	rr_ExpenseExampleYear01	20
3 years	rr_ExpenseExampleYear03	71
Portfolio Turnover	wcmt1180852_PortfolioTurnoverAltAbstract
Strategy Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in direct obligations of the U.S. Treasury and obligations on which the prompt payment of the principal and interest is unconditionally guaranteed by the United States of America.
Risk Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The prices of money market securities owned by the Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance	wcmt1180852_FundPastPerformanceAbstract
Bar Chart And Performance Table Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet commenced operations, therefore no performance information is available.
Williams Capital Treasury Inflation Protected Fund | Prospectus Four
Risk Return	rr_RiskReturnAbstract
Risk Return Heading	rr_RiskReturnHeading	Williams Capital Treasury Inflation Protected Fund
Objective Heading	rr_ObjectiveHeading	Investment Objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Williams Capital Treasury Inflation Protected Fund (the “Fund”), a series of the Williams Capital Management Trust (the “Trust”), seeks to provide a long-term rate of return and inflation protection.
Fees and Expenses of the Fund	wcmt1180852_FundFeesAndExpensesAbstract
Expense Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and /or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%	[8]
Example:	rr_ExpenseExampleAbstract
Expense Example Heading	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 year	rr_ExpenseExampleYear01	51
3 years	rr_ExpenseExampleYear03	167
Portfolio Turnover	wcmt1180852_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective primarily through investment in inflation-indexed bonds. Under normal circumstances, the Fund invests at least 80% of its assets in securities issued by the U.S. Treasury whose returns are designed to track a specified inflation index, the Consumer Price Index for All Urban Consumers (“CPI”), over the life of the security. The Fund can also invest, under normal circumstances, up to 20% of its assets in (i) other inflation-indexed bonds issued or guaranteed by the U.S. Government, its agencies and instrumentalities and (ii) cash and short-term obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities.
Risk Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to inflation-indexed security risk, interest rate risk, income fluctuation risk and management risk.

There are several risks associated with inflation-indexed securities, including the risk that interest payments on such securities can be unpredictable. Additionally, the inflation-indexed bonds are designed to track the CPI, which may or may not accurately track inflation over a given period. There is two-month lag between the time that inflation occurs in the economy and the time such inflation is factored into valuations of inflation-indexed securities. This is due to the time required to measure and calculate the CPI and for the U.S. Treasury to adjust the inflation accrual schedules for an inflation-indexed security. The Fund invests a significant percentage of its portfolio in inflation-indexed bonds issued by the U.S. Treasury. A shortage of availability of such securities will affect the Fund’s ability to meet its investment objectives.

The Fund may also be required to liquidate certain investments when it is not advantageous to do so. The Fund is required to make distributions of a certain percentage of its income to avoid adverse tax consequences. This income includes both interest payments and principal adjustments to the inflation-indexed securities held in the Fund’s portfolio. Because principal adjustments are not paid in cash at the time they are made, the investment in inflation-adjusted securities thus results in a mismatch of cash flow and required distributions that may compel the Fund to sell securities or temporarily borrow funds in order to make required distributions. These strategies could affect the Fund’s return.

Interest rate risk is the risk that a rise in interest rates will adversely affect bond prices and, accordingly, the Fund’s share price. The longer the effective maturity and duration of the Fund’s portfolio, the more the Fund’s share price is likely to react to interest rates. Income fluctuation risk is the risk that the Fund’s periodic distributions are likely to fluctuate more than income distributions of a typical bond fund. The Fund is actively managed, therefore, there is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

As with any mutual fund, you can lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, you can lose money by investing in the Fund.
Performance	wcmt1180852_FundPastPerformanceAbstract
Bar Chart And Performance Table Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet commenced operations, therefore no performance information is available. After the first full calendar year, a risk/return chart and table will be provided.

[1]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Government Fund level operating expenses (Management Fees and Other Expenses) of the Institutional Shares at 0.20% (on an annualized basis) of the Institutional Shares' average daily net assets. The Adviser's contractual agreement to cap the Government Fund level operating expenses of the Institutional Shares will expire on March 1, 2012. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.
[2]	The Government Fund's Distribution Plan pursuant to Rule 12b-1 (the "Distribution Plan") provides for payments at an annual rate of up to 0.30% of the Service Shares' average daily net assets. Until March 1, 2012, the Board of Trustees of the Trust has agreed not to impose on the Government Fund fees payable under the Distribution Plan.
[3]	Other Expense are based on estimated amounts for the current fiscal year.
[4]	The Government Fund's Shareholder Servicing Plan (the "Service Plan") provides for payments at an annual rate of up to 0.25% of the Service Shares' average daily net assets. Until March 1, 2012, the Board of Trustees of the Trust has agreed not to impose on the Government Fund fees payable under the Service Plan.
[5]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Government Fund level operating expenses (Management Fees and Other Expenses) of the Service Shares at 0.20% (on an annualized basis) of the Service Shares' average daily net assets. The Adviser's contractual agreement to cap the Government Fund level operating expenses of the Service Shares will expire on March 1, 2012. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.
[6]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Fund level operating expenses (Management Fees and Other Expenses) of the Institutional Shares at 0.20% (on an annualized basis) of the Institutional Shares' average daily net assets. The Adviser's contractual agreement to cap the Fund level operating expenses of the Institutional Shares will expire on March 1, 2012. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.
[7]	Other Expenses are estimated.
[8]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Fund level operating expenses (Management Fees and Other Expenses) of the Institutional Shares at 0.50% (on an annualized basis) of the Institutional Shares' average daily net assets. The Adviser's contractual agreement to cap the Fund level operating expenses of the Institutional Shares will expire on March 1, 2012. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.